Share-based Payments - Summary of Outstanding Warrants (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants	25,457,623	38,654,654	45,885,172
Weighted average exercise price	$ 0.26	$ 0.24	$ 0.24
Warrants Grant Date October Eight Two Thousand Fifteen To October Twenty Eight Two Thousand Fifteen [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiry date	October 8, 2020 - October 28, 2020
Number of warrants	4,586,785
Weighted average exercise price	$ 0.31
Warrants Grant Date May Thirteen Two Thousand Sixteen To May Twenty Seven Two Thousand Sixteen [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiry date	May 13, 2021 - May 27, 2021
Number of warrants	20,870,838
Weighted average exercise price	$ 0.25